Shareholder Report	12 Months Ended	120 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000194765
Shareholder Report [Line Items]
Fund Name	Recurrent MLP & Infrastructure Fund
Class Name	Class I
Trading Symbol	RMLPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Recurrent MLP & Infrastructure Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://recurrentfunds.com/about-our-fund-rmlpx/rmlpx-reports-filings. You can also request this information by contacting us at 1-833-732-8773.
Additional Information Phone Number	1-833-732-8773
Additional Information Website	https://recurrentfunds.com/about-our-fund-rmlpx/rmlpx-reports-filings
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$128	1.10%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 2, 2017)
Recurrent MLP & Infrastructure Fund	32.87%	16.19%	11.07%
Alerian MLP Index (Total Return)	22.28%	14.66%	9.34%
S&P 500® Index	38.02%	15.27%	13.95%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Nov. 02, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 1,005,260,237	$ 1,005,260,237
Holdings Count | Holding	26	26
Advisory Fees Paid, Amount	$ 7,547,121
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,005,260,237
Number of Portfolio Holdings	26
Advisory Fee	$7,547,121
Portfolio Turnover	15%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	70.4%
Money Market Funds	1.2%
Partnership Shares	28.4%